Share-Based Compensation - Schedule of Stock Option Activities (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 17, 2020	Sep. 30, 2020	Dec. 31, 2019
Numbers of shares
Granted		72,000
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding		9,812,881
Exercised		(115,888)	0
Forfeited	(332,566)	(336,377)
Surrendered (Note 15 (h))		(332,566)
Number of shares Outstanding		9,028,050	9,812,881
Exercisable as of September 30, 2020		8,047,548	0
Weighted average exercise price
Outstanding		$ 0.93
Exercised		1.00
Forfeited		1.00
Surrendered (Note 15 (h))		1.00
Outstanding		0.93	$ 0.93
Exercisable as of September 30, 2020		$ 0.92
Weighted average remaining contractual term, Outstanding		7 years 3 days	7 years 9 months 3 days
Weighted average remaining contractual term, Exercisable		6 years 10 months 28 days
Aggregate intrinsic value, Outstanding		$ 175,576,000	$ 47,671,000
Aggregate intrinsic value, Exercisable		$ 156,567,000
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding		13,536,588
Surrendered (Note 15 (h))		(2,544,917)
Number of shares Outstanding		10,991,671	13,536,588
Exercisable as of September 30, 2020		10,166,671
Weighted average exercise price
Outstanding		$ 1.00
Surrendered (Note 15 (h))		1.00
Outstanding		1.00	$ 1.00
Exercisable as of September 30, 2020		$ 1.00
Weighted average remaining contractual term, Outstanding		8 years 4 months 24 days	9 years 1 month 24 days
Weighted average remaining contractual term, Exercisable		8 years 4 months 24 days
Aggregate intrinsic value, Outstanding		$ 213,764	$ 64,840,000
Aggregate intrinsic value, Exercisable		$ 197,720
2018 Plan [Member] | Restricted Shares [Member]
Numbers of shares
Granted		1,328,120
Number of shares Outstanding		1,328,120
Weighted average exercise price
Granted		$ 1.00
Outstanding		$ 1.00
Weighted average remaining contractual term, Outstanding		9 years 10 months 24 days
Aggregate intrinsic value, Outstanding		$ 25,829
2019 Plan [Member]
Numbers of shares
Granted		72,000
Number of shares Outstanding		72,000
Weighted average exercise price
Granted		$ 6.09
Outstanding		$ 6.09
Weighted average remaining contractual term, Outstanding		9 years 7 months 2 days
Aggregate intrinsic value, Outstanding		$ 1,034,000
Share Incentive Plan 2020 [Member]
Numbers of shares
Granted		1,068,733
Forfeited		(18,693)
Number of shares Outstanding		1,050,040
Exercisable as of September 30, 2020		0
Weighted average exercise price
Granted		$ 5.91
Forfeited		5.91
Outstanding		5.91
Exercisable as of September 30, 2020		$ 0
Weighted average remaining contractual term, Outstanding		9 years 10 months 17 days
Aggregate intrinsic value, Outstanding		$ 15,265,000
Aggregate intrinsic value, Exercisable		$ 0
Share Incentive Plan 2020 [Member] | Restricted Shares [Member]
Numbers of shares
Granted		3,564,798
Forfeited		(13,461)
Number of shares Outstanding		3,551,337
Weighted average exercise price
Weighted average remaining contractual term, Outstanding		9 years 10 months 28 days
Aggregate intrinsic value, Outstanding		$ 72,617